9. Subsequent Events	33 Months Ended
Sep. 30, 2012
Subsequent Events [Text Block]
9.      Subsequent Events

We have evaluated subsequent events through the date of issuance of the financial statements, and did not have any material recognizable subsequent events after September 30, 2012.